Filed with the U.S. Securities and Exchange Commission on January 12, 2026
1933 Act Registration File No. 333-215588
1940 Act File No. 811-23226
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 425	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 427	[X]
(Check appropriate box or boxes.)

LISTED FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

(Registrant’s Telephone Number, including Area Code): (608) 426-6467

Kacie Briody, President	Copy to:
Listed Funds Trust	Laura E. Flores
c/o U.S. Bancorp Fund Services, LLC	Morgan, Lewis & Bockius LLP
615 East Michigan Street	1111 Pennsylvania Avenue, NW
Milwaukee, Wisconsin 53202	Washington, DC 20004-2541
(Name and Address of Agent for Service)

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 22, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the 21Shares Active Crypto ETF, a series part of the Registrant’s Post-Effective Amendment No. 378 (the “Amendment”) to its Registration Statement (filed on August 21, 2025) until January 22, 2026. Parts A, B and C of the Amendments are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on January 12, 2026.

Listed Funds Trust

By: /s/ Chad E. Fickett
Chad E. Fickett
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on January 12, 2026.

Signature	Title

* John L. Jacobs	Trustee
John L. Jacobs

* Koji Felton	Trustee
Koji Felton

* Pamela H. Conroy	Trustee and Chairperson
Pamela H. Conroy

* Kacie G. Briody	President and Principal Executive Officer
Kacie G. Briody

* Travis G. Babich	Treasurer and Principal Financial Officer
Travis G. Babich

*By: /s/ Chad E. Fickett Chad E. Fickett, Attorney-in-Fact Pursuant to Powers of Attorney